Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 333-105659

SCHRODER SERIES TRUST
SCHRODER GLOBAL SERIES TRUST
SCHRODER CAPITAL FUNDS (DELAWARE)
 (the “Trusts”)

Supplement dated July 30, 2010
to Prospectuses dated March 1, 2010 and
the Statement of Additional Information dated March 1, 2010

With this supplement, the Trusts’ Investor Shares Prospectus, Advisor Shares Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information (“SAI”) are being updated (i) to reflect the renaming of the Schroder International Diversified Value Fund to Schroder International Multi-Cap Value Fund, and (ii) to reflect that the Trusts’ distributor, Schroder Fund Advisors Inc., has been reorganized into a limited liability company and renamed Schroder Fund Advisors LLC.

Renaming of Schroder International Diversified Value Fund

The Prospectuses and SAI are hereby revised to replace all references to “Schroder International Diversified Value Fund” with “Schroder International Multi-Cap Value Fund.” All headings containing the name “Schroder International Diversified Value Fund” shall read “Schroder International Multi-Cap Value Fund (formerly, Schroder International Diversified Value Fund).”

Schroder Fund Advisors

The Prospectuses and SAI are hereby revised to replace all references to “Schroder Fund Advisors Inc.” with “Schroder Fund Advisors LLC.”